Property, plant and equipment (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)		Mar. 31, 2017 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	₨ 57,160
Additions
Ending Balance	57,869	$ 889	[1]	57,160
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	93,494			82,590
Additions	7,612			12,450
Disposals	(1,549)			(764)
Effect of changes in foreign exchange rates	629			(782)
Ending Balance	100,186			93,494
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	42,980			36,179
Depreciation for the year	8,285			7,596
Impairment loss				331
Disposals	(1,392)			(719)
Effect of changes in foreign exchange rates	372			(407)
Ending Balance	50,245			42,980
Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	50,514			46,411
Ending Balance	49,941			50,514
Plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	62,429			54,393
Additions	5,458			9,090
Disposals	(1,071)			(521)
Effect of changes in foreign exchange rates	399			(533)
Ending Balance	67,215			62,429
Plant and equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	33,225			27,982
Depreciation for the year	6,455			5,971
Impairment loss				69
Disposals	(955)			(499)
Effect of changes in foreign exchange rates	260			(298)
Ending Balance	38,985			33,225
Plant and equipment [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	29,204			26,411
Ending Balance	28,230			29,204
Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,646
Ending Balance	7,928			6,646
Land [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,868			3,814
Additions	324			98
Disposals	(7)			0
Effect of changes in foreign exchange rates	31			(44)
Ending Balance	4,216			3,868
Land [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	38			0
Depreciation for the year	0			0
Impairment loss				38
Disposals	0			0
Effect of changes in foreign exchange rates	0			0
Ending Balance	38			38
Land [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,830			3,814
Ending Balance	4,178			3,830
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	21,291			19,095
Additions	1,030			2,395
Disposals	(42)			(34)
Effect of changes in foreign exchange rates	162			(165)
Ending Balance	22,441			21,291
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,318			4,302
Depreciation for the year	972			896
Impairment loss				214
Disposals	(29)			(23)
Effect of changes in foreign exchange rates	82			(71)
Ending Balance	6,343			5,318
Buildings [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	15,973			14,793
Ending Balance	16,098			15,973
Computer Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,727			2,246
Additions	313			566
Disposals	(125)			(70)
Effect of changes in foreign exchange rates	15			(15)
Ending Balance	2,930			2,727
Computer Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,861			1,553
Depreciation for the year	373			378
Impairment loss				10
Disposals	(105)			(67)
Effect of changes in foreign exchange rates	12			(13)
Ending Balance	2,141			1,861
Computer Equipment [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	866			693
Ending Balance	789			866
Office Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,428			2,265
Additions	194			205
Disposals	(29)			(19)
Effect of changes in foreign exchange rates	21			(23)
Ending Balance	2,614			2,428
Office Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,146			1,953
Depreciation for the year	240			231
Impairment loss				0
Disposals	(39)			(14)
Effect of changes in foreign exchange rates	17			(24)
Ending Balance	2,364			2,146
Office Equipment [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	282			312
Ending Balance	250			282
Vehicles [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	751			777
Additions	293			96
Disposals	(275)			(120)
Effect of changes in foreign exchange rates	1			(2)
Ending Balance	770			751
Vehicles [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	392			389
Depreciation for the year	245			120
Impairment loss				0
Disposals	(264)			(116)
Effect of changes in foreign exchange rates	1			(1)
Ending Balance	374			392
Vehicles [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	359			388
Ending Balance	₨ 396			₨ 359

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))